SEWARD & KISSEL LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington D.C. 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184


                                                               May 4, 2016

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


                 AB Variable Products Series Fund, Inc.
                 o    AB Intermediate Bond Portfolio
                 o    AB Large Cap Growth Portfolio
                 o    AB Growth and Income Portfolio
                 o    AB Growth Portfolio
                 o    AB International Growth Portfolio
                 o    AB Global Thematic Growth Portfolio
                 o    AB Small Cap Growth Portfolio
                 o    AB Real Estate Investment Portfolio
                 o    AB International Value Portfolio
                 o    AB Small/Mid Cap Value Portfolio
                 o    AB Value Portfolio
                 o    AB Balanced Wealth Strategy Portfolio
                 o    AB Dynamic Asset Allocation Portfolio
                 o    AB Global Bond Portfolio
                 o    AB Global Risk Allocation--Moderate Portfolio
                 o    AB Multi-Manager Alternative Strategies Portfolio
                         (the "Portfolios")
                 File Nos. 33-18647 and 811-05398
                 --------------------------------

Dear Sir or Madam:

      On behalf of the above-referenced Portfolios of the AB Variable Products Series Fund, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses and Statement of Additional Information for the Portfolios of the Fund that would have been filed pursuant to Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on April 28, 2016.



                                                   Sincerely,


                                                   /s/  Anna C. Weigand
                                                   --------------------
                                                        Anna C. Weigand



cc:   Stephen J. Laffey, AllianceBernstein Investments, Inc.
      Paul M. Miller, Seward & Kissel LLP